Commitments and Contingencies (Tables)	12 Months Ended
Aug. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of total number of non-education related lawsuitsby category
	Numbers	Total amount involved RMB	Amount involved scope per case
Lease	5	2,167	From 371 to 797
Advertisement	1	3,969	3,969
Technology service	2	504	From 237 to 266
Purchase	4	2,424	From 49 to 1,298
Property preservation	2	2,441	From 62 to 2,377
Decoration	3	4,020	From 680 to 2,540
Education service	99	3,795	From 9 to 2,378
Total	116	19,320